Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 42,238	$ 44,193	$ 39,812
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,554	4,776	5,017
Net gain on sale of other real estate owned	(373)	(2,599)	(509)
Writedown of other real estate owned	1,143	1,967	2,166
Net gain on sale of building held for sale	0	(1,556)	0
Provision for loan losses	3,700	5,100	7,000
Deferred tax expense (benefit)	3,011	2,964	(1,426)
Net amortization of securities	5,486	5,458	6,930
Stock based compensation expense	204	325	378
Net gain on sale of bank premises and equipment	0	(1)	(16)
Net gain on securities transactions	(251)	(717)	(1,622)
Decrease (increase) in taxes receivable	3,510	723	(38)
Decrease in interest receivable	538	398	554
Increase (decrease) in interest payable	(47)	80	19
Decrease (increase) in other assets	(4,168)	(7,239)	7,047
Increase in accrued expenses and other liabilities	463	1,123	4,577
Total adjustments	17,770	10,802	30,077
Net cash provided by operating activities	60,008	54,995	69,889
Cash flows from investing activities:
Proceeds from sales and calls of securities available for sale	254,955	321,074	417,204
Purchases of securities available for sale	(189,823)	(126,113)	(423,547)
Proceeds from maturities of securities available for sale	4,025	11,206	13,060
Proceeds from calls and maturities of held to maturity securities	14,481	15,269	57,211
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(252)	(451)	(868)
Proceeds from redemptions of Federal Reserve Bank and Federal Home Loan Bank stock	0	1,723	0
Net increase in loans	(148,532)	(266,630)	(243,937)
Net proceeds from sale of building held for sale	0	4,745	0
Proceeds from dispositions of other real estate owned	7,511	12,972	10,967
Proceeds from dispositions of bank premises and equipment	112	139	16
Purchases of bank premises and equipment	(3,744)	(8,497)	(6,381)
Net cash used in investing activities	(61,267)	(34,563)	(176,275)
Cash flows from financing activities:
Net increase in deposits	68,137	105,170	122,878
Net increase (decrease) in short-term borrowings	2,110	(15,046)	44,316
Proceeds from exercise of stock options and related tax benefits	147	131	36
Proceeds from sales of treasury stock	2,670	2,850	2,908
Purchases of treasury stock	(147)	(282)	0
Dividends paid	(24,950)	(24,851)	(24,724)
Net cash provided by financing activities	47,967	67,972	145,414
Net increase in cash and cash equivalents	46,708	88,404	39,028
Cash and cash equivalents at beginning of period	671,448	583,044	544,016
Cash and cash equivalents at end of period	718,156	671,448	583,044
Cash paid during the year for:
Interest paid	16,244	15,408	15,264
Income taxes paid	21,005	26,727	23,821
Non cash investing and financing activities:
Transfer of loans to real estate owned	8,295	10,620	12,648
Transfer of other real estate owned to fixed assets	0	568	0
Transfer of building to other assets	0	0	3,189
Increase in dividends payable	24	29	34
Change in unrealized gain (loss) on securities available for sale - gross of deferred taxes	(1,330)	23,913	(36,313)
Change in deferred tax effect on unrealized gain (loss) on securities available for sale, net of reclassification adjustment	531	(9,528)	14,480
Amortization of net actuarial loss and prior service credit on pension and post retirement plans, gross of deferred taxes	160	(98)	205
Change in deferred tax effect of amortization of net actuarial loss and prior service credit on pension and post retirement plans	(63)	38	(82)
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes	711	(8,367)	10,559
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ (281)	$ 3,336	$ (4,210)